Overview - Effects of Restatement on Affected Items within Company's Previously Reported Consolidated Balance Sheets and Statements of Operations (Detail) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total liabilities	$ 16,695,000	$ 13,079,000	$ 16,695,000	$ 12,738,000	$ 12,205,000
Accumulated deficit	(124,559,000)	(117,501,000)	(124,559,000)	(127,032,000)	(113,697,000)
Change in fair value of warrants liabilities	(3,255,000)	163,000	(3,092,000)	522,000	(685,000)
Total other income (expense)	$ (3,222,000)	$ 185,000	$ (3,037,000)	$ 2,460,000	$ (1,271,000)
Pro Forma net loss per common share	$ (0.35)	$ (0.19)	$ (0.54)	$ (0.64)	$ (1.71)
Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total liabilities	$ 17,507,000	$ 13,312,000	$ 17,507,000		$ 12,487,000
Accumulated deficit	(125,371,000)	(117,734,000)	(125,371,000)		(113,979,000)
Change in fair value of warrants liabilities	(3,834,000)	212,000	(3,622,000)		(967,000)
Total other income (expense)	$ (3,801,000)	$ 234,000	$ (3,567,000)		$ (1,553,000)
Pro Forma net loss per common share	$ (0.38)	$ (0.19)	$ (0.57)		$ (1.75)
Restatement Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total liabilities	$ (812,000)	$ (233,000)	$ (812,000)		$ (282,000)
Accumulated deficit	812,000	233,000	812,000		282,000
Change in fair value of warrants liabilities	579,000	(49,000)	530,000		282,000
Total other income (expense)	$ 579,000	(49,000)	$ 530,000		$ 282,000
Pro Forma net loss per common share	$ 0.03		$ 0.03		$ (0.04)
Series A Warrant Liability [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Series A Warrant liability	$ 203,000	58,000	$ 203,000	$ 49,000	$ 70,000
Change in fair value of warrants liabilities				$ 21,000
Series A Warrant Liability [Member] | Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Series A Warrant liability	1,015,000	291,000	1,015,000		352,000
Series A Warrant Liability [Member] | Restatement Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Series A Warrant liability	$ (812,000)	$ (233,000)	$ (812,000)		$ (282,000)